COLT 2021-HX1 ABS-15G

Exhibit 99.14

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Redacted ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
ECKFUD3TUWQ	1899195441	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Missing Documentation - EV W
																	COMMENT: There is an exception request form in the file (Pg 337) due to the Borrower living rent free (Pg 409) in their primary residence and not having a housing history rating, the exception form was not marked as approved or signed.
UWOPQZXLVRU	899263674	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT: The evidence of insurance located on page 202 reflects total coverage of $XXX. The guidelines section 13.1 requires Hazard insurance coverage to be in an amount to cover one of the following: • 100% of the insurable value of improvements, as established by the property insurer; or The unpaid principal balance of the mortgage. Estimated Cost New as shown on the appraisal. The HOI does not reflect 100% insurable value, the file does not include the RCE from the insurer and the estimated cost new per the appraisal is $XXX	*** (WAIVED) Missing Documentation - EV W
																	COMMENT: The guidelines section 16.3 Investor X requires all cash out proceeds to be wired to a business account. The HUD confirmed the borrower received $XXX cash proceeds. The file does not include evidence of the business account.
L1ZQQXCV3HY	932981357	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Loan does not conform to program guidelines - EV W
																	COMMENT: The guidelines section 16.3, minimum equity requires $XXX equity. The appraised value is $XXX and loan amount is $XXX leaving $XXX in equity.
MLERWGSHM3Q	1472029774	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Loan does not conform to program guidelines - EV W
																	COMMENT: The guidelines section 16.3 requires cash out proceeds to be wired to a business account. The file includes a disbursement of proceeds located on page 766 which reflected the Chase account the cash out proceeds were wired to was a personal account.
5CSICDV4S0Y	1335191081	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1					*** (WAIVED) DSCR Is Not Eligible - EV W COMMENT: 0.991% DSCR did not meet the InvestorX required minimum 1.00 for purchase transactions with an LTV >75% (Pg 130 of the GLs)the subject LTV was 80%.
O0TZ4P4Z5QK	440307205	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Credit Report expired - EV W
																	COMMENT: The most recent credit report in the file (Pg 285) dated XX/XX/XXXX was 106 days old at the time of signing on XX/XX/XXXX (Pg 461), which exceeded the maximum allowed 90 days per Non-QM Loan Program Guidelines 3.0 Expiration of Credit/Collateral Documents XX/XX/XXXX (Pg 14 of 147).
LGXZG1XFJTQ	205545209	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The subject 71.34% LTV/CLTV (Pg 62, 364) exceeded the maximum allowed 60% LTV for purchase transactions were gift funds (Pg 312, 316) as utilized (Pg 65) per the XXX Non-QM XX/XX/XXXX guide 11.5(c).

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																	COMMENT: The subject 71.34% LTV/CLTV (Pg 62, 364) exceeded the maximum allowed 60% LTV for purchase transactions were gift funds (Pg 312, 316) as utilized (Pg 65) per the XXX Non-QM XX/XX/XXXX guide 11.5(c).
N1FH01UQRX4	529969822	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The guidelines section 16.3, Program LTV/CLTV and Loan Amount by Transaction Type reflects a purchase transaction with a credit score of 640-659 has a max LTV/CLTV of 70%.  The credit report located on page 352 confirms the borrowers middle score is 652 and the loan closed with a 75% LTV/CLTV.  The file contains an exception request form located on page 82; however, the exception was approved.

*** (WAIVED) Missing Documentation - EV W
COMMENT:   The fraud guard located on page 400 indicates The borrower(s) name MAY NOT be the name that best matches the SSN. There are other names associated to the submitted Social Security Number with at least three verifying sources. Verify that the Social Security Number belongs to the borrower(s) through a Social Security Administration Validation. The file does not include evidence through a Social Security Administration Validation.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																	COMMENT: The guidelines section 16.3, Program LTV/CLTV and Loan Amount by Transaction Type reflects a purchase transaction with a credit score of 640-659 has a max LTV/CLTV of 70%. The credit report located on page 352 confirms the borrowers middle score is 652 and the loan closed with a 75% LTV/CLTV. The file contains an exception request form located on page 82; however, the exception was approved.
IIKPSDUTAYN	1829279119	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Verification of Rent - EV R
																COMMENT: The loan application located on page 532 confirms the borrower rents their current primary residence. The file does not inlcude evidence of the rental history.
HD2RKANJ3MC	1503765724	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note and Note addendums; Business-Purpose; Default Interest; Prepayment were not executed.

*** (CURED) Rider to note is unsigned - EV R
																COMMENT: The Note and Note addendums; Business-Purpose; Default Interest; Prepayment were not executed.
C0YE3YUJ041	1620569953	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note (Pg 642) and riders to the Note; Business Purpose (Pg 645); Default Interest (Pg 646); and Prepayment Penalty (Pg 647) are not executed.

*** (CURED) Rider to note is unsigned - EV R
																COMMENT: The Note (Pg 642) and riders to the Note; Business Purpose (Pg 645); Default Interest (Pg 646); and Prepayment Penalty (Pg 647) are not executed.
5WRGJUHZDPT	1354412717	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The Prepayment Rider to the Mortgage was not signed (Pg 493).

*** (CURED) Prepayment Rider Missing - EV R
																COMMENT: The Prepayment Rider to the Mortgage was not signed (Pg 493).
1HVZROG0KVA	1702114901	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The riders to the Mortgage are not executed (Pg 452); 1-4 Family (Pg 580); Default Interest Rate Rider (Pg 579); Prepayment Rider to the Sec/Int (Pg 583); Business-Purpose Loan Rider to Sec/Int (Pg 578).

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The riders to the Mortgage are not executed (Pg 452); 1-4 Family (Pg 580); Default Interest Rate Rider (Pg 579); Prepayment Rider to the Sec/Int (Pg 583); Business-Purpose Loan Rider to Sec/Int (Pg 578).

*** (CURED) Prepayment Rider Missing - EV R
																COMMENT: The Prepayment rider was in the file (Pg 583); however, it is not executed.
WZYXM01KFE1	1666844997	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The source of the subject down payment funds to close and reserves was cash-out from another REO transaction (Pg 486) an unsigned uncertified preliminary settlement statement was in the file (Pg 484), missing evidence of a certified or fully executed settlement statement to confirm the cash-out proceeds were received by the Borrower.
MFJQRPJFIMA	1497817335	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The Questionnaire located on page 187 confirms the project has a total of 25 units with 1 unit being owner occupied, 15 second homes and 9 rented, making the project a non warrantable condo. The guidelines section 14.7, (h) non warrantable condominiums requires a full review and a copy of the budget is required. The file did not include the budget to the condo.
NAWCKYSMPTP	880002142	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The purchase contract located on page 617 reflects a closing date of XX/XX/XXXX. The subject loan closed XX/XX/XXXX and the file did not include a contract extension.
MZREMPYQI0K	393966049	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan exception request form in the file (Pg 360) is not signed and not checked as approved for a $XXX equity exception due to the subject property appraisal the equity was only $XXX
DRGO3N010BW	1364924838	XXXXXXXX		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an entity. The file is missing the operating agreement.
RGKGEPAFKM0	1988932567	XXXXXXXX		DSCR July 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an entity. The file did not include the operating agreemet to confirm the borrower is the sole member.
BZDPROZZZ13	1959245675	XXXXXXXX		DSCR July 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of a LLC and the file did not include the Operating Agreement or Tax ID Number.
PA43M3LIUPA	1188030207	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The Investor X guidelines section 16.3 Foreign National, specific closing documentation requirements indicates the following documents are required or all Foregin Nationals: • A copy of current Passport and • Executed W-8 (BEN) IRS form The file included a copy of the passport for XXX but not XXX The file did not include a copy of the executed W8.
KCQ01JEVPQR	1253690533	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines section 16.3 Investor X, transaction types requires cash out proceeds must be wired to a business account. The HUD, located on page 395 confirms the borrower received cash back in the amount of $XXX The file includes and email from the title company located on page 495 which states the funds would be wired to a business accouint. The file did not include evidence of the business account.
NR0KKQKICY3	1882546279	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The final HUD located on pages 230-238 and pages 346-354 is cutoff and does not include all the information.
1GG4BZ14WMQ	1387747239	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The final HUD located on page 347 reflects the monthly tax escrow amount of $432.45. The total annual taxes are $10.378.76 or $864.90 a month.
UBMZXECE42Y	232699262	XXXXXXXX		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The file is missing evidence of rent loss insurance.
43VVFWPGZRD	1996353417	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: Missing the rent schedule unable to calculate the DSCR (Pg 90).
UBSIACOJ1N2	295033391	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   blah ablal

*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The file includes an exception request form located on page 370 due to the equity being less than $XXX. The exception is not signed and approved.
D0EW4OPWGPP	1554297917	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines section 16.3, minimum equity requirement indicates equity of $XXXis required. The loan amount is $XXX, the appraised value is $XXX, leaving $XXX in equity. The file included a loan exception request form due to the equity of less than $XXX; however, the exception was not approved
F5MBG120XLY	1022795665	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines section 16.3 requires cash out proceeds to be wired to a business account. The file included a disbursement of funds worksheet located on page 306 and 635 which indicated a copy of the voided check to determine the account was a business account was needed. The file did not include evidence the account was a business account.
3JA1JB1D12O	266821627	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines section 16.3 Foreign Nationals, assets in foreign accounts requires sufficient funds to close must be on deposit at a domestic bank three (3) days prior to any closing date. The file does not include evidence the funds to close were deposited in a domestic bank account 3 days prior to closing.
YSR0UQAXEYF	166469768	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The file includes an exception request form located on page 290 due to the borrower has 1x30 in last 12 months with a 658 mid. The exception is not signed and approved.
QZ3HBG4XC4L	1486743895	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The settlement statement in the file is not executed (Pg 195).

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The settlement statement in the file is not executed (Pg 195).
U4APY1PQUSQ	1151167136	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The settlement statement in the file (Pg 369) was not executed.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The settlement statement in the file (Pg 369) was not executed.
KG0ZJHZPF35	532304319	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The most recent CD in the file (Pg 217) dated 0XX/XX/XXXX is not executed.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The most recent CD in the file (Pg 217) dated 0XX/XX/XXXX is not executed.
5F0D5LYXVSC	143269751	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD located on page 722 is not executed.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The HUD located on page 722 is not executed.
XD0TN1AV31Q	153701662	XXXXXXXX		DSCR May 2021	3	1	3	1	1	1	1	1				*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The HUD located on page 177 is not excecuted by the bororwer or stamped by the settlement agent.
KVEFUYGQTJ1	1500742460	XXXXXXXX	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD is not executed by the borrower or stamped by the settlement agent.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The HUD is not executed by the borrower or stamped by the settlement agent.
BS3T22FHQJK	45140769	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1				*** (CURED) Hazard Insurance - EV R COMMENT: The guidelines section 14.10 (c) requires all borrowers purchasing an investment property must provide rent loss insurance coverage.
YRTGS0B4DOR	1750825521	XXXXXXXX	DSCR July 2021	3	1	3	3	1	1	1	1	*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   Evidence that the appraisal was provided at least 3 business days prior to consummation is missing. Even if the consumer waived the rights to receive it, a copy has to be provided. If the consumer waived the rights, the copy must be provided at or prior to consummation.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the subject Flood Certificate.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The subject Note and riders to the Note; Business Purpose; Default Interest; Prepayment (Pg 394, 398, 399, 400) are unexecuted.

*** (CURED) Rider to note is unsigned - EV R
																COMMENT: The subject Note and riders to the Note; Business Purpose; Default Interest; Prepayment (Pg 394, 398, 399, 400) are unexecuted.
C3W5ID2S42L	832079822	XXXXXXXX		DSCR July 2021	3	1	3	1	1	1	1	1				*** (CURED) DSCR Is Not Eligible - EV R COMMENT: Review 0.999% DSCR was less than the required 1.000% DSCR.
1S21PFTV4FJ	725564701	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Cash Out Amount Exceeds Guidelines - EV R
																COMMENT: The guidelines section 6.3 Incidental cash-out on rate/term refinance transactions indicates The borrower may receive incidental cash back of the lesser of $XXX or 2.00% of the loan amount on rate and term refinance transactions. The HUD, located on page 354 reflects the borrower received $XXX in cash proceeds which is greater than 2% of the loan amount of $XXX $XXX). The borrower received $XXX in excess funds.
4ZVTLFCQAGI	1019693864	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The LTV of 70% exceeds the max allowed LTV/CLTV of 65% with a credit score of 620-639.  The borrowers qualifying score is 638.  The file included a Loan Exception Request Form located on page 108 which was not executed and approved.  The loan approval located on page 395, condition # XXX - would like a 705 cashout refi, 1 year prepay no impounds, added .25% to rate for 70% and .25% for no impounds if possible which reflects not cleared XX/XX/XXXX.

*** (CURED) Credit history does not meet guidelines - EV R
COMMENT:   The credit report confirmed borrower had a Chapter 13 Bankruptcy, which was discharged 9/2020..  The guidelines section 16.3, Investor X requires 48 months of seasoning for Bankruptcy/Foreclosures/Short Sales and Died-In-Lieu.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3 Investor X requires tax/insurance impounds for all loans.  The HUD located on page 322 did not reflect escrows were collected.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The LTV of 70% exceeds the max allowed LTV/CLTV of 65% with a credit score of 620-639.  The borrowers qualifying score is 638.  The file included a Loan Exception Request Form located on page 108 which was not executed and approved.  The loan approval located on page 395, condition # XXX - would like a 705 cashout refi, 1 year prepay no impounds, added .25% to rate for 70% and .25% for no impounds if possible which reflects not cleared XX/XX/XXXX.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: The LTV of 70% exceeds the max allowed LTV/CLTV of 65% with a credit score of 620-639. The borrowers qualifying score is 638. The file included a Loan Exception Request Form located on page 108 which was not executed and approved. The loan approval located on page 395, condition # XXX - would like a 705 cashout refi, 1 year prepay no impounds, added .25% to rate for 70% and .25% for no impounds if possible which reflects not cleared XX/XX/XXXX.
0SH5PFXTSB5	1871252850	XXXXXXXX	DSCR May 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The guidelines section 16.3, Investor X indicates the LTV max allowed with a credit score of 647 is 65%. The subject closed with a LTV of 69%.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing documentation for borrower twoXXX XXX.  The Note reflects two signatures borrower one XXX and borrower two XXX.  The file does not include any credit qualifying documentation for the second signer of the Note.

*** (CURED) Final Application is missing - EV R
																COMMENT: Missing documentation for borrower twoXXX XXX. The Note reflects two signatures borrower one XXX and borrower two XXX. The file does not include any credit qualifying documentation for the second signer of the Note.
4O2ZAIMHRCU	584815446	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The Guidelines section 16.3 Investor X Program LTV and Loan Amount by Transaction Type indicated or requires for a rate/term transaction with a credit score of 640 a maximum LTV of 70%. The subject loan closed with a LTV of 72.43% ($XXX/$XXX)

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The Guidelines section 16.3 Investor X Program LTV and Loan Amount by Transaction Type indicated or requires for a rate/term transaction with a credit score of 640 a maximum LTV of 70%. The subject loan closed with a LTV of 72.43% ($XXX/$XXX)

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: The Guidelines section 16.3 Investor X Program LTV and Loan Amount by Transaction Type indicated or requires for a rate/term transaction with a credit score of 640 a maximum LTV of 70%. The subject loan closed with a LTV of 72.43% ($XXX/$XXX)
JO2KVHYCXMR	1709183901	XXXXXXXX	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   LTV exceeds guidelines XXX InvestorX DSCR purchase maximum LTV was 70% with a 640-659 FICO, the Borrower’s FICO was 653 (Pg 206) and the subject LTV was 75.000%. (Pg 135 of 147 XX/XX/XXXX)

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   LTV exceeds guidelines XXX InvestorX DSCR purchase maximum LTV was 70% with a 640-659 FICO, the Borrower’s FICO was 653 (Pg 206) and the subject LTV was 75.000%. (Pg 135 of 147 XX/XX/XXXX)

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: LTV exceeds guidelines XXX InvestorX DSCR purchase maximum LTV was 70% with a 640-659 FICO, the Borrower’s FICO was 653 (Pg 206) and the subject LTV was 75.000%. (Pg 135 of 147 XX/XX/XXXX)
BCRCP2D1RVK	1878875556	XXXXXXXX	DSCR April 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The file is missing 2 months asset statements XXX for January and February of 2021 to evidence 6 months required PITI reserves totaling $XXX.

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   The subject LTV/CLTV was 75.750%. Per the XXX Mortgage Guidelines XX/XX/XXXX Final Non-QM Loan Program Guidelines - InvestorX Loan Program Description section 16.3 the maximum allowed LTV for a DSCR cash-out refinance loan with a 688 score is 75%.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The subject LTV/CLTV was 75.750%. Per the XXX Mortgage Guidelines XX/XX/XXXX Final Non-QM Loan Program Guidelines - InvestorX Loan Program Description section 16.3 the maximum allowed LTV for a DSCR cash-out refinance loan with a 688 score is 75%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: The subject LTV/CLTV was 75.750%. Per the XXX Mortgage Guidelines XX/XX/XXXX Final Non-QM Loan Program Guidelines - InvestorX Loan Program Description section 16.3 the maximum allowed LTV for a DSCR cash-out refinance loan with a 688 score is 75%.
Y0TUTYK5PQQ	735647496	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: The guidelines section 11.9 reserves requires when reserves are required to be verified, they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file includes a printout for two accounts located on pages 59 and 62; however, the actual statements identifying the owner of the accounts and two months of statements were not provided.
43VOSC2GEHF	1888866641	XXXXXXXX	DSCR June 2021	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The guidelines section 11.9 reserves requires when reserves are required to be verified, they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements.  The file includes a bank statement located on page 6; however, two months of statements was not provided.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines section 16.3 requires 6 months PITI in reserves or $17,933.56 ($2988.93*6).  The file includes a bank statement located on page 6 confirming assets in the amount of $184,688.73.  The final HUD located on page 272 reflects the borrower was required to bring $174,945.17.  The file contained documented final reserves in the amount of $9,743.56.  The borrower is short, verified reserves in the amount of $8,190. ($17,933.56-$9,743.56).

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
																COMMENT: The guidelines section 16.3 requires 6 months PITI in reserves or $17,933.56 ($2988.93*6). The file includes a bank statement located on page 6 confirming assets in the amount of $184,688.73. The final HUD located on page 272 reflects the borrower was required to bring $174,945.17. The file contained documented final reserves in the amount of $9,743.56. The borrower is short, verified reserves in the amount of $8,190. ($17,933.56-$9,743.56).
HTG15AJMBJS	440105014	XXXXXXXX	DSCR July 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT:   The file is missing the appraisal and market rent.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file is missing asset documentation.  It cannot be determined the assets and required 6 months reserves met the guidelines.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the HUD.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The file is missing the appraisal and market rent.
O3F0B2L4PDZ	1800111192	XXXXXXXX	DSCR June 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT:   Addressed in the missing appraisal finding. Missing the appraisal report including the rent schedule.

*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   The credit report provided by the lender to clear conditions indicated the appraisal was made subject to.  The lender did not provide the 1004D.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the fully executed purchase contract.

*** (CURED) Credit Report expired - EV R
COMMENT:   The credit report in the file dated XX/XX/XXXX (Pg 169) was 91 days old at the time of the closing on XX/XX/XXXX (Pg 111), missing a credit report with 60 days of the subject closing per Non-QM Loan Program Guidelines 7.1 Credit Report Requirements XX/XX/XXXX (Pg 25 of 147).

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The settlement statement in the file (Pg 111) was not executed.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Missing the appraisal report including the rent schedule.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   The settlement statement in the file (Pg 111) was not executed.

*** (CURED) Note is missing or unexecuted - EV R
																COMMENT: The Note and riders; Business purpose; Default Interest; and Prepayment were not executed (Pg 377-383).
XOKX0GWL4RP	1035464436	XXXXXXXX	DSCR April 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The appraisal located on page page 41 the reflects the property is a PUD.  The appraiser did not include the monthly HOA fees.  The HUD located on page 315 reflected association dues were collected - 2 mo prepaid to XXX XXX XXX $XXXX.  The appraiser needs to update the appraisal to include the monthly HOA fee of $XXX

*** (CURED) CLTV exceeds guidelines - EV R
COMMENT:   The subject loan closed with a seller financed second lien in the amount of $XXX. The max allowed CLTV for a Foreign National is 75%.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3 Investor X  confirms subordinate financing is not allowed.  The subject loan closed with a seller financed second lien in the amount of $XXX

*** (CURED) Missing Doc - EV R
COMMENT:   The guidelines section 16.3 Investor X  confirms subordinate financing is not allowed.  The subject loan closed with a seller financed second lien in the amount of $XXX

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
																COMMENT: The guidelines section 16.3 Investor X confirms subordinate financing is not allowed. The subject loan closed with a seller financed second lien in the amount of $XXX Additionally, the max allowed CLTV for a Foreign National is 75%.
TP4MXOLZGQQ	573124021	XXXXXXXX	DSCR June 2021	3	1	3	3	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Missing the final application.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the subject sales contract.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The settlement statement in the file (Pg 193) is not executed.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the Flood certificate.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Missing the Mortgage and applicable riders.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage and applicable riders.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   Missing the Note and applicable riders.

*** (CURED) Note data is missing or inaccurate - EV R
COMMENT:   Missing the Note and applicable riders.

*** (CURED) Other Required mortgage rider missing - EV R
COMMENT:   Missing the Mortgage and applicable riders.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   Missing the Mortgage and applicable riders.

*** (CURED) Required rider to note is missing - EV R
COMMENT:   Missing the Note and applicable riders.

*** (CURED) Title policy missing - EV R
																COMMENT: Missing the title policy. The Title Commitment (Pg 75) did not reflect a proposed loan policy loan amount.
EL1DQ33GUU5	1051336740	XXXXXXXX	DSCR June 2021	3	1	3	3	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Missing application and credit for additional personal guarantors.

*** (CURED) Appraisal not dated - EV R
COMMENT:   The appraisal is missing.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   Missing evidence of assets

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing LLC documents

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of ITIN

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final HUD is missing

*** (CURED) Missing Appraisal - EV R
COMMENT:   The apraisal is missing

*** (CURED) Missing credit report - EV R
COMMENT:   The credit report is missing

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: The credit report is missing.
AUUQH2ETVAN	899526168	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
V1JTN1EPL22	668466305	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
UUSLWYXXLJ2	1541393001	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
AAJGVOA25HD	535476554	XXXXXXXX		DSCR May 2021	1	1	1	1	1	1	1	1
DAXOVE0TCPO	568604393	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
S1GTV5ULBG5	1034757476	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
MFH01MXYERP	1895115582	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
UCWPGEQ2MQU	1503474033	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
QX5E04Q0OIQ	541693320	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
T4KEI5IZE01	1714790525	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
5FVQHCZQTJ3	1058823274	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
FNGZRUK0Z0B	1789396494	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
BUG1NN2WT0D	145405608	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
I51RI1GLR4L	1618702723	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
EBJVBEJWET2	1041641973	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
YVWUZVATZUI	599207957	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
IONK3HGBIIV	861463977	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
OOLHJKKFQPE	139717711	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
41WTXFPDEYG	1234352297	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
X3Y3QW0V1FZ	1862022172	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
3EK2YNEA1PW	763341842	XXXXXXXX		DSCR May 2021	1	1	1	1	1	1	1	1
JM1PG24AY53	1047497569	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
H5JDTGXHS1B	437987865	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
SOTDXC3104A	137879173	XXXXXXXX		DSCR June 2021	3	1	3	1	1	1	1	1
LXTVD34CQ0B	600721190	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SFVNGR1R4VP	1942467126	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
45S52RP2K0S	89571839	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
HMLN40PU1LX	363443029	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
3LH5XZCHFV4	1476876325	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
AVEOCVLAJZW	361511519	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
L4CFXK4GJET	1918145577	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
130POYMQ2QI	427032589	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
UFHGDHCAPNX	545742058	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
ZEOFOGJT5GP	244387329	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
ISGZHJUF5R0	1740484419	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
NVBRELPZHJY	1210480427	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
FTL3XFRDWRN	785790148	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
14YGXOF4VHC	1754902705	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
GMCZ4LUMHZ3	192783205	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
ELAIZOMSAUN	34390080	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
3A5QYQG0TIK	1754197978	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
K1WLTL0SB0A	177519608	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
LRO5DNUKXBX	466044518	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
PSYGPFQF3QK	899247102	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
ROMEMVKLAOI	1306503630	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
ZK3ZQAZKGTI	134647680	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
LXRLPNMIADC	1738317897	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
XCI03L0FTWE	681646081	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
V0NJV4HMQA2	1829225916	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
N133WQXAYHL	1024096532	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
PGP10MXJVRS	1167834672	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
1SYAIVTAC0P	1309345400	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
UBTFKTZBK3I	1696557058	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
IRZXZPYY41I	1922132306	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
H1KHNY1AYIP	54992944	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
NABNE5GFXDF	1101220686	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
U2FURFJTKCC	1558671200	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
5IBZAZJJ5WV	1949047346	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
XPQ0Q4F4A33	1005823257	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
X2B2X5A1W0W	1909659382	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
O4CZHRF2CGH	778469266	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
NRCAD0JO1SR	1731627815	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
Y0JA53LIL2Q	471307862	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
BCJ1PD5MYWJ	483784317	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
QLXQCXEM1N0	1010907294	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
2WCFJKIALID	1848954633	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
NMRPM2JFM0S	1335339153	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
B1240GTB4ST	601080522	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
TM1WL5CEOYM	143600339	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
3PVXOXK0MRY	1355461163	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
BG1QE2U00ML	902201146	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
S154CVV23Q2	528817403	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
ET5YAA5BOYT	1435013058	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
2FIVGSWDR4A	776594129	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
AP3RWUWKSM2	1266084585	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
BDR33DWHLU4	834813401	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
ECGL3GGAUIH	1580315009	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
TINHBMHAQJ4	1063901886	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
3VZIAOZPWXN	1755916557	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
EBF2WLQBLLH	1547454051	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
KY0VJL3WQZM	1030430502	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
X4OYKQYJ3IW	993741444	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
1GA0LKDUELC	285075483	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
MOZNY0KICSQ	1716645176	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
B0UZ1O2NVPQ	1018240508	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
PYTYVJREL35	1300312483	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
EPJJ4V1MVRE	849072348	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
WFQSCOYLKPQ	555603280	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
I2WV35Y1OO3	1013413359	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
0EOQDS2HQ1F	726930464	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
0TCY0LQHEVJ	1847430601	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
DVPTCGG0NRN	1009227401	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
AUHE1IWCCLN	873722747	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
FAVJQDJ5TQP	1108367127	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
5OMAEKLOAZJ	1337248279	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
C0F0W4SQ0W2	849897668	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
KHAL3UUVUJJ	640971409	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
SLLRN4VDJQP	876286961	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
GPNKR2N5U3G	1419839329	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
TUQTQUWUPUA	1266828544	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
1ZX0IM11LPS	574979482	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
YVLLS015SUD	1534857204	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
B34ZBIYCSL1	240539624	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SQSRW34HVGF	1721734311	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
H1L0MEQLLL1	790589231	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
GAJ1XQYIDCW	1118542895	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SOZM0VEAF3J	1528802976	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
X0WS0HVKU3K	952689313	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
5AFRPIYDCQO	174031495	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
114C1K4A3NQ	1288320419	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
LPM0DGGXBNC	353769586	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
WXJVUXNXLGV	1983123907	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SUW55LGF4E1	919018502	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
RK1PKQSB3WQ	259780303	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
KH0543SRPDN	1282951925	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SCYBBVSYGNI	1480841932	XXXXXXXX		DSCR June 2021	1	1	1	1	1	1	1	1
Z0H5NWAOLZ3	191399676	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
0CUULEXIR4G	1417349648	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
BVXTPATTKN5	550538370	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
T4OTSGYFTZM	337044475	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
EN50D3HV2HF	763188096	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
XD044LCFFZC	1156925787	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
SUYZMSDT3D2	257093416	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
1Y2UFJCPBMO	814682432	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
HL0GOUX4MK0	1339840445	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
5PJHKVCZIJD	577638494	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
NPCQZ3VQ21W	429999837	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
YI0HE2LESSG	1704583337	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
XV2OF0C2JOV	1289530132	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
WGMRPTVR01L	1219489715	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
UNI14KIWRVZ	547744305	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
BSGH5DNWXL3	766357295	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
C3W31UNDSQL	1552935393	XXXXXXXX		DSCR August 2021	1	1	1	1	1	1	1	1
XO1BAVYWT32	254389112	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
1WK14XGUONU	181284997	XXXXXXXX		DSCR July 2021	1	1	1	1	1	1	1	1
04AJIGIVLQB	1634370126	XXXXXXXX	DSCR May 2021	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: The guidelines section 16.3 Investor X indicates cash out must be wired to a business account. The file includes a funds disbursement instruction located on page 825 confirming the funds were wire to an account ending with XXXX The file includes a copy of the bank statements located on page 464 for the account; however, the account does not reflect the account is a business account.
A2JUUKRHD4B	809267270	XXXXXXXX	DSCR May 2021	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The guidelines section 16.3, foreign nationals, requires an executed W-8.  The file did not include the W-8.

*** (OPEN) Credit report incomplete - EV 2
														COMMENT: The file included a credit report which confirmed only one score. The guidelines section 16.3, foreign nationals, credit requires a minimum of an international credit report is required if a U.S. credit report cannot be produced; or an original credit reference letter from an internationally known financial institution. The file does not include the foreign national credit requirements.